Quarterly Report
November 30, 2019
MFS®  Mid Cap Growth Fund

Portfolio of Investments
11/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace – 3.5%
FLIR Systems, Inc.	1,038,931	$55,645,144
L3Harris Technologies, Inc.	532,571	107,094,703
TransDigm Group, Inc.	181,527	102,943,962
		$265,683,809
Automotive – 2.8%
Copart, Inc. (a)	2,022,221	$179,977,669
IAA, Inc. (a)	774,913	35,126,806
		$215,104,475
Biotechnology – 1.3%
Adaptive Biotechnologies Corp. (a)	164,738	$4,479,226
Bio-Techne Corp.	435,853	95,124,918
		$99,604,144
Brokerage & Asset Managers – 2.9%
Apollo Global Management, Inc.	1,415,019	$61,977,832
NASDAQ, Inc.	1,304,791	136,742,097
Tradeweb Markets, Inc.	467,177	20,896,827
		$219,616,756
Business Services – 18.8%
Clarivate Analytics PLC (a)	1,064,118	$19,132,842
CoStar Group, Inc. (a)	171,425	105,059,526
Fidelity National Information Services, Inc.	1,406,163	194,261,418
Fiserv, Inc. (a)	1,551,612	180,359,379
FleetCor Technologies, Inc. (a)	370,699	113,774,937
Global Payments, Inc.	1,792,384	324,600,742
MSCI, Inc.	539,870	139,928,905
TransUnion	1,501,116	129,561,322
Tyler Technologies, Inc. (a)	284,275	82,488,077
Verisk Analytics, Inc., “A”	1,072,654	158,195,012
		$1,447,362,160
Cable TV – 1.1%
Altice USA, Inc., “A” (a)	3,339,962	$85,436,228
Chemicals – 0.6%
Ingevity Corp. (a)	548,403	$49,526,275
Computer Software – 5.4%
Autodesk, Inc. (a)	745,252	$134,816,087
Black Knight, Inc. (a)	1,248,312	78,656,139
Cadence Design Systems, Inc. (a)	2,329,012	163,613,093
DocuSign, Inc. (a)	318,571	22,685,441
PTC, Inc. (a)	170,043	13,025,294
		$412,796,054
Computer Software - Systems – 6.6%
Constellation Software, Inc.	77,920	$83,299,841
Guidewire Software, Inc. (a)	656,849	80,023,914
NICE Systems Ltd., ADR (a)	672,736	101,912,777
Pluralsight, Inc., “A” (a)	343,905	5,842,946
ServiceNow, Inc. (a)	456,858	129,309,088
Square, Inc., “A” (a)	605,721	41,867,435

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
SS&C Technologies Holdings, Inc.	1,102,676	$66,215,694
		$508,471,695
Construction – 3.3%
Lennox International, Inc.	327,597	$83,815,692
Pool Corp.	245,233	50,628,353
Vulcan Materials Co.	870,035	123,431,866
		$257,875,911
Consumer Products – 0.4%
Scotts Miracle-Gro Co.	293,826	$29,699,932
Consumer Services – 3.9%
Bright Horizons Family Solutions, Inc. (a)	1,803,908	$271,524,232
Peloton Interactive, Inc., “A” (a)	756,231	26,642,018
		$298,166,250
Electrical Equipment – 5.5%
AMETEK, Inc.	1,767,722	$175,022,155
Amphenol Corp., “A”	1,042,188	108,387,552
Littlefuse, Inc.	279,877	50,772,487
Mettler-Toledo International, Inc. (a)	119,089	85,673,817
		$419,856,011
Electronics – 2.2%
Monolithic Power Systems, Inc.	729,177	$117,164,160
Silicon Laboratories, Inc. (a)	522,518	55,350,332
		$172,514,492
Energy - Independent – 0.3%
Diamondback Energy, Inc.	334,224	$25,848,884
Entertainment – 0.2%
World Wrestling Entertainment, Inc., “A”	262,410	$16,274,668
Food & Beverages – 0.5%
Chr. Hansen Holding A.S.	525,393	$39,895,813
Gaming & Lodging – 1.0%
Flutter Entertainment PLC (l)	231,792	$26,381,359
Vail Resorts, Inc.	123,329	29,928,248
Wynn Resorts Ltd.	157,855	19,076,777
		$75,386,384
General Merchandise – 2.3%
Dollar Tree, Inc. (a)	813,311	$74,385,424
Five Below, Inc. (a)	820,099	101,454,447
		$175,839,871
Insurance – 1.5%
Arthur J. Gallagher & Co.	1,243,088	$115,942,818
Internet – 1.9%
IAC/InterActiveCorp (a)	362,012	$80,620,072
Match Group, Inc.	356,694	25,139,793
Pinterest, Inc. (a)	520,904	10,147,210
Wix.com Ltd. (a)	268,849	32,501,156
		$148,408,231

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 2.0%
Electronic Arts, Inc. (a)	403,329	$40,740,262
Take-Two Interactive Software, Inc. (a)	924,879	112,234,067
		$152,974,329
Machinery & Tools – 2.7%
IDEX Corp.	316,157	$51,451,390
Roper Technologies, Inc.	402,602	145,085,683
Xylem, Inc.	177,178	13,733,067
		$210,270,140
Medical & Health Technology & Services – 1.9%
Guardant Health, Inc. (a)	125,985	$9,785,255
ICON PLC (a)	620,101	101,175,679
IDEXX Laboratories, Inc. (a)	133,296	33,534,608
		$144,495,542
Medical Equipment – 9.8%
Align Technology, Inc. (a)	59,670	$16,548,878
Cooper Cos., Inc.	256,473	80,299,132
DexCom, Inc. (a)	177,278	40,297,062
Edwards Lifesciences Corp. (a)	295,407	72,356,991
Masimo Corp. (a)	569,036	88,240,412
PerkinElmer, Inc.	1,979,943	183,936,705
QIAGEN N.V. (a)	1,476,320	63,186,496
STERIS PLC	1,045,038	157,947,043
West Pharmaceutical Services, Inc.	357,043	52,496,032
		$755,308,751
Other Banks & Diversified Financials – 0.7%
First Republic Bank	520,846	$57,240,976
Pharmaceuticals – 0.8%
Elanco Animal Health, Inc. (a)	2,274,557	$63,027,975
Printing & Publishing – 2.2%
IHS Markit Ltd. (a)	2,107,159	$153,085,101
Wolters Kluwer N.V.	259,291	18,613,664
		$171,698,765
Railroad & Shipping – 1.6%
Kansas City Southern Co.	819,153	$124,855,300
Real Estate – 1.3%
Extra Space Storage, Inc., REIT	908,485	$96,344,834
Restaurants – 2.6%
Chipotle Mexican Grill, Inc., “A” (a)	124,161	$101,057,121
Domino's Pizza, Inc.	110,625	32,556,938
Dunkin Brands Group, Inc.	826,648	63,279,904
		$196,893,963
Specialty Stores – 4.8%
BJ's Wholesale Club Holdings, Inc. (a)	646,518	$15,322,477
Burlington Stores, Inc. (a)	130,659	29,398,275
Chewy, Inc., “A” (a)	940,231	23,280,120
Lululemon Athletica, Inc. (a)	374,761	84,579,810
O'Reilly Automotive, Inc. (a)	196,414	86,869,984
Ross Stores, Inc.	504,913	58,645,645

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Tractor Supply Co.	728,542	$68,803,506
		$366,899,817
Telecommunications - Wireless – 1.7%
SBA Communications Corp., REIT	560,341	$132,503,836
Total Common Stocks		$7,551,825,089
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 1.73% (v)	139,348,028	$139,361,962
Collateral for Securities Loaned – 0.6%
JPMorgan U.S. Government Money Market Fund, 1.58% (j)	44,992,457	$44,992,457

Other Assets, Less Liabilities – (0.5)%		(38,227,959)
Net Assets – 100.0%		$7,697,951,549
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $139,361,962 and $7,596,817,546, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$7,551,825,089	$—	$—	$7,551,825,089
Mutual Funds	184,354,419	—	—	184,354,419
Total	$7,736,179,508	$—	$—	$7,736,179,508
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At November 30, 2019, the value of securities loaned was $67,327,755. These loans were collateralized by cash of $44,992,457 and U.S. Treasury Obligations (held by the lending agent) of $22,544,963.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$154,554,360	$804,603,975	$819,800,607	$6,650	$(2,416)	$139,361,962
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$690,475	$—